Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (4,971)	$ (47,982)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Restricted stock amortization	4,064	7,473
Vessel depreciation	27,895	23,599
Amortization of deferred financing costs	2,965	2,767
Write off of deferred financing costs	0	470
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	0	(16,471)
Increase (Decrease) in Other Operating Assets and Liabilities, Net [Abstract]
Increase in Prepaid Expense and Other Assets	(892)	3,727
Increase (Decrease) in Accounts Payable and Accrued Liabilities	1,191	7
Increase (Decrease) in Due to Related Parties	1,961	(5,746)
Net Cash Used in Operating Activities	32,213	786
Net Cash Provided by (Used in) Investing Activities [Abstract]
Proceeds from Sale of Property, Plant, and Equipment	0	44,340
PaymentsForVesselsUnderConstruction	20,658	23,428
Net Cash Provided by (Used in) Investing Activities	(20,658)	20,912
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from (Repayments of) Debt	12,750	51,600
Repayments of Long-term Debt	(25,883)	(25,710)
Proceeds from (Repurchase of) Equity	(8,645)	0
Payments of Dividends	(3,062)	0
Payments of Debt Issuance Costs	474	0
Net Cash (Used in) Provided by Financing Activities	(25,314)	25,890
(Decrease) increase in cash and cash equivalents	(13,759)	47,588
Cash and cash equivalents	54,776	149,322
Supplemental Cash Flow Information [Abstract]
Interest Paid	19,106	14,446
Interest Costs Capitalized	$ 0	$ 361